Other accounts receivable and prepaid expenses (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Other accounts receivable and prepaid expenses.
Prepaid expenses		$ 70,786	$ 73,529	$ 37,608
Guarantee deposits		8,065	7,816	6,806
Others		9,029	10,746	3,651
Total	$ 4,882	$ 87,880	$ 92,091	$ 48,065